CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES - Impact on cash flows (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
OPERATING ACTIVITIES [abstract]
Profit before tax	¥ 75,177	$ 10,934	¥ 36,357	¥ (5,275)
Adjustment for depreciation, depletion and amortization	50,640		61,257	68,907
Increase in trade receivables and other current assets	(988)		(1,073)	(2,820)
Increase in trade and accrued payables, contract liabilities and other payables and accrued liabilities	21		782	2,491
Cash generated from operations	139,354	$ 20,268	¥ 110,625	¥ 82,137
Without application of IFRS 15/HKFRS 15 [member]
OPERATING ACTIVITIES [abstract]
Profit before tax	74,872
Adjustment for depreciation, depletion and amortization	50,642
Increase in trade receivables and other current assets	(548)
Increase in trade and accrued payables, contract liabilities and other payables and accrued liabilities	(116)
Cash generated from operations	139,354
Impact of IFRS 15/HKFRS 15 application [member]
OPERATING ACTIVITIES [abstract]
Profit before tax	(305)
Adjustment for depreciation, depletion and amortization	2
Increase in trade receivables and other current assets	440
Increase in trade and accrued payables, contract liabilities and other payables and accrued liabilities	(137)
Cash generated from operations	¥ 0